Restatement of Financial Statements - Additional Information (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Previously Reported [Member]
Restatement [Line Items]
Threshold Net Tangible assets required to be maintained for compliance	$ 5,000,001	$ 5,000,001
Common Class A [Member]
Restatement [Line Items]
Temporary shares outstanding	25,000,000	25,000,000
Common Class A [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Reclassification From Permanent Equity To Temporary Equity [Member]
Restatement [Line Items]
Temporary shares outstanding		3	12.4